SEGMENT INFORMATION (Schedule of Assets Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 152,984	$ 179,718	$ 18,862	$ 69,510
Term deposit	116,284	103,331	101,503
Accounts receivable, net	88,691	81,908	54,475
Fixed assets, net	5,984	3,615	2,434
Intangible assets, net	33,890	18,533	13,213
Goodwill	320,424	76,020	17,958
Restricted Cash	3,767
Total assets	833,808	609,362	247,718
Operating Segments [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	151,621	177,492	17,590
Term deposit	116,284	103,331	101,503
Accounts receivable, net	62,340	71,449	46,380
Fixed assets, net	5,008	2,604	2,325
Intangible assets, net	28,416	12,364	8,543
Goodwill	300,669	62,491	15,858
Restricted Cash
Total assets	769,595	579,798	229,088
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	1,363	2,226	1,272
Term deposit
Accounts receivable, net	26,351	10,409	8,095
Fixed assets, net	976	1,011	109
Intangible assets, net	5,474	6,169	4,670
Goodwill	19,755	13,529	2,100
Restricted Cash	3,767
Total assets	$ 64,213	$ 29,564	$ 18,630